Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Roll Forward]
BALANCE	$ 557,159	$ 636,421
Additions	15,527	70,937
Purchase adjustments		(321)
Additions from acquisitions	28,700	23,700
Amortization	(133,797)	(137,949)	$ (132,000)
Disposals	(897)	(29)
Impairment losses		(21,423)
Foreign currency translation adjustments	32,626	(14,177)
BALANCE	499,318	557,159	636,421
Goodwill [Roll Forward]
BALANCE	1,925,518	1,875,698
Additions	0	0
Purchase adjustments		316
Additions from acquisitions	26,934	76,807
Amortization	0	0
Disposals	0	(2,650)
Impairment losses		0
Foreign currency translation adjustments	60,452	(24,653)
BALANCE	$ 2,012,904	$ 1,925,518	$ 1,875,698